Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue
The following table disaggregates the Company’s revenue by type and timing of provision of services or transfer of goods
(in thousands)
:

	Three Months Ended September 30,
	2023	2022
Services provided over time:
Compression Operations	$184,959	$162,063
Other Services	41,268	16,987

Total services provided over time	226,227	179,050

Services provided or goods transferred at a point in time:
Compression Operations	1,714	1,599
Other Services	3,042	1,996

Total services provided or goods transferred at a point in time	4,756	3,595

Total revenue	$230,983	$182,645

	Nine Months Ended September 30,
	2023	2022
Services provided over time:
Compression Operations	$539,576	$477,430
Other Services	69,543	39,757

Total services provided over time	609,119	517,187

Services provided or goods transferred at a point in time:
Compression Operations	6,413	6,535
Other Services	8,869	4,415

Total services provided or goods transferred at a point in time	15,282	10,950

Total revenue	$624,401	$528,137

The following table disaggregates the Company’s revenue by type and timing of provision of services or transfer of goods
(in thousands)
:

	Years Ended December 31,
	2022	2021
Services provided over time:
Compression Operations	$646,281	$573,073
Other Services	47,220	18,773

Total services provided over time	693,501	591,846

Services provided or goods transferred at a point in time:
Compression Operations	8,663	9,997
Other Services	5,749	4,532

Total services provided or goods transferred at a point in time	14,412	14,529

Total revenue	$707,913	$606,375

Summary of Revenue Remaining Performance Obligations	The Company expects to recognize these remaining performance obligations as follows
(in thousands)
:

	Remainder of 2023	2024	2025	2026	2027 and thereafter	Total
Remaining performance obligations	$162,915	$504,092	$241,526	$101,568	$54,906	$1,065,007
The Company expects to recognize these remaining performance obligations as follows
(in thousands)
:

	2023	2024	2025	2026	2027 and thereafter	Total
Remaining performance obligations	$471,091	$289,410	$153,944	$82,307	$45,599	$1,042,351